Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary of loans

Loans consist of the following at December 31:

(Dollars in thousands)	2012	2011
Commercial	$104,899	$89,828
Commercial real estate	119,192	106,332
Residential real estate	110,412	103,518
Construction & land development	23,358	18,061
Consumer	6,480	6,216

Total loans before deferred costs	364,341	323,955
Deferred loan costs	239	227

Total Loans	$364,580	$324,182

Schedule of allowances for loan losses by portfolio segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2012
Beginning balance, January 1	$1,024	$1,673	$894	$180	$78	$233	$4,082
Provision for loan losses	(78)	512	206	73	23	87	823
Charge-offs	(29)	(283)	(106)	—	(89)		(507)
Recoveries	16	—	102	—	64		182

Net charge-offs	(13)	(283)	(4)	—	(25)		(325)

Ending balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

December 31, 2011
Beginning balance, January 1	$1,179	$1,183	$1,057	$213	$80	$319	$4,031
Provision for loan losses	294	558	115	8	61	(86)	950
Charge-offs	(487)	(68)	(297)	(41)	(121)		(1,014)
Recoveries	38	—	19	—	58		115

Net charge-offs	(449)	(68)	(278)	(41)	(63)		(899)

Ending balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

December 31, 2010
Beginning balance, January 1	$1,031	$1,338	$1,140	$246	$77	$228	$4,060
Provision for loan losses	534	32	405	110	63	91	1,235
Charge-offs	(479)	(187)	(488)	(143)	(92)		(1,389)
Recoveries	93	—	—	—	32		125

Net charge-offs	(386)	(187)	(488)	(143)	(60)		(1,264)

Ending balance	$1,179	$1,183	$1,057	$213	$80	$319	$4,031

Allowances for loan losses and ending balances by portfolio segment and based on impairment method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and based on impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2012
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$85	$522	$172	$—	$—	$—	$779
Collectively evaluated for impairment	848	1,380	924	253	76	320	3,801

Total ending allowance balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

Loans:
Loans individually evaluated for impairment	$4,315	$4,573	$1,137	$166	$—		$10,191
Loans collectively evaluated for impairment	100,584	114,619	109,275	23,192	6,480		354,150

Total ending loans balance	$104,899	$119,192	$110,412	$23,358	$6,480		$364,341

2011
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$165	$304	$53	$—	$—	$—	$522
Collectively evaluated for impairment	859	1,369	841	180	78	233	3,560

Total ending allowance balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

Loans:
Loans individually evaluated for impairment	$4,605	$2,476	$182	$—	$—		$7,263
Loans collectively evaluated for impairment	85,223	103,856	103,336	18,061	6,216		316,692

Total ending loans balance	$89,828	$106,332	$103,518	$18,061	$6,216		$323,955

Schedule of impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment	Interest Income recognized
2012
Commercial	$4,315	$—	$4,329	$4,329	$85	$4,123	$167
Commercial real estate	4,906	1,723	2,849	4,572	522	4,396	152
Residential real estate	1,223	86	1,057	1,143	172	770	18
Construction & land development	173	166	—	166	—	167	—

Total impaired loans	$10,617	$1,975	$8,235	$10,210	$779	$9,456	$337

2011
Commercial	$4,605	$—	$4,605	$4,605	$165	$2,890	$91
Commercial real estate	2,621	—	2,476	2,476	304	2,924	78
Residential real estate	182	—	182	182	53	103	—
Construction & land development	—	—	—	—	—	—	—

Total impaired loans	$7,408	$—	$7,263	$7,263	$522	$5,917	$169

2010
Commercial	$644	$51	$571	$622	$106	$571	$2
Commercial real estate	1,047	109	777	886	132	1,631	—
Residential real estate	590	298	—	298	—	97	—
Construction & land development	683	—	440	440	92	483	—

Total impaired loans	$2,964	$458	$1,788	$2,246	$330	$2,782	$2

Schedule of aging of past due and nonaccrual loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 days past due	60-89 days past due	90 days + past due	Non-accrual	Total past due and non- accrual	Total loans
2012
Commercial	$104,348	$60	$8	$—	$483	$551	$104,899
Commercial real estate	117,372	41	34	—	1,745	1,820	119,192
Residential real estate	108,574	472	430	131	805	1,838	110,412
Construction & land development	23,180	—	5	—	173	178	23,358
Consumer	6,325	132	23	—	—	155	6,480

Total Loans	$359,799	$705	$500	$131	$3,206	$4,542	$364,341

2011
Commercial	$89,365	$272	$28	$150	$13	$463	$89,828
Commercial real estate	103,828	587	250	141	1,526	2,504	106,332
Residential real estate	100,297	1,443	303	282	1,193	3,221	103,518
Construction & land development	17,885	—	—	—	176	176	18,061
Consumer	5,985	194	29	8	—	231	6,216

Total Loans	$317,360	$2,496	$610	$581	$2,908	$6,595	$323,955

Summary of troubled debt restructurings

Loan modifications that are considered troubled debt restructurings completed during the year ended December 31:

(Dollars in thousands)	Number of loans restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2012
Commercial real estate	2	$177	$177
Residential real estate	9	798	798

Total Restructured Loans	11	$975	$975

2011
Commercial	2	$4,440	$4,440
Commercial real estate	2	372	372
Residential real estate	5	286	286

Total Restructured Loans	9	$5,098	$5,098

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	Pass	Special mention	Substandard	Doubtful	Not rated	Total
2012
Commercial	$92,123	$5,854	$6,637	$—	$285	$104,899
Commercial real estate	102,602	5,671	8,459	—	2,460	119,192
Residential real estate	200	—	53	—	110,159	110,412
Construction & land development	18,063	2,750	1,244	—	1,301	23,358
Consumer	—	—	—	—	6,480	6,480

Total	$212,988	$14,275	$16,393	$—	$120,685	$364,341

2011
Commercial	$76,216	$5,147	$7,710	$—	$755	$89,828
Commercial real estate	84,846	10,385	8,686	—	2,415	106,332
Residential real estate	1,151	—	61	—	102,306	103,518
Construction & land development	12,695	4,340	168	—	858	18,061
Consumer	—	—	—	—	6,216	6,216

Total	$174,908	$19,872	$16,625	$—	$112,550	$323,955

Schedule of loans not rated by class of loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Non-Performing	Total
2012
Commercial	$285	$—	$285
Commercial real estate	2,460	—	2,460
Residential real estate	109,276	883	110,159
Construction & land development	1,294	7	1,301
Consumer	6,480	—	6,480

Total	$119,795	$890	$120,685

2011
Commercial	$755	$—	$755
Commercial real estate	2,415	—	2,415
Residential real estate	100,892	1,414	102,306
Construction & land development	850	8	858
Consumer	6,208	8	6,216

Total	$111,120	$1,430	$112,550